Selected Consolidated Financial Statements of Parent, Guarantors, Canada Company and Non-Guarantors	12 Months Ended
Dec. 31, 2013
Selected Consolidated Financial Statements of Parent, Guarantors, Canada Company and Non-Guarantors
Selected Consolidated Financial Statements of Parent, Guarantors, Canada Company and Non-Guarantors

5. Selected Consolidated Financial Statements of Parent, Guarantors, Canada Company and Non-Guarantors

        The following data summarizes the consolidating results of IMI on the equity method of accounting as of December 31, 2012 and 2013 and for the years ended December 31, 2011, 2012 and 2013 and are prepared on the same basis as the consolidated financial statements.

        The Parent Notes and the Senior Subsidiary Notes are guaranteed by the subsidiaries referred to below as the Guarantors. These subsidiaries are 100% owned by IMI. The guarantees are full and unconditional, as well as joint and several.

        Additionally, IMI and the Guarantors guarantee the Senior Subsidiary Notes which were issued by Canada Company. Canada Company does not guarantee the Parent Notes. The other subsidiaries that do not guarantee the Parent Notes or the Senior Subsidiary Notes are referred to below as the Non-Guarantors.

        In the normal course of business we periodically change the ownership structure of our subsidiaries to meet the requirements of our business. In the event of such changes, we recast the prior period financial information within this footnote to conform to the current period presentation in the period such changes occur. Generally, these changes do not alter the designation of the underlying subsidiaries as Guarantors or Non-Guarantors. However, they may change whether the underlying subsidiary is owned by the Parent, a Guarantor, Canada Company or a Non-Guarantor. If such a change occurs, the amount of investment in subsidiaries in the below balance sheets and equity in the earnings (losses) of subsidiaries, net of tax in the below statements of operations with respect to the relevant Parent, Guarantors, Canada Company, Non-Guarantors and Eliminations columns also would change.

        In July 2013, certain of Canada Company's operating subsidiaries (the "Amalgamated Entities") were amalgamated into Canada Company and, as part of our proposed conversion to a real estate investment trust ("REIT"), Canada Company contributed certain assets and liabilities into two newly-formed wholly owned entities (the "Canadian Subsidiaries"). The assets, liabilities, equity, results of operations and cash flows of the Amalgamated Entities, previously presented within the Non-Guarantors column, are now presented within the Canada Company column. The assets, liabilities, equity, results of operations and cash flows of the Canadian Subsidiaries, previously presented within the Canada Company column, are now presented within the Non-Guarantors column.

CONSOLIDATED BALANCE SHEETS

	December 31, 2012
	Parent	Guarantors	Canada Company	Non- Guarantors	Eliminations	Consolidated
Assets
Current Assets:
Cash and Cash Equivalents	$—	$13,472	$103,346	$126,597	$—	$243,415
Restricted Cash	33,612	—	—	—	—	33,612
Accounts Receivable	—	338,455	45,623	188,122	—	572,200
Intercompany Receivable	1,055,593	—	—	—	(1,055,593)	—
Other Current Assets	48	121,933	6,871	46,078	(65)	174,865

Total Current Assets	1,089,253	473,860	155,840	360,797	(1,055,658)	1,024,092
Property, Plant and Equipment, Net	1,305	1,500,309	187,286	788,827	—	2,477,727
Other Assets, Net:
Long-term Notes Receivable from Affiliates and Intercompany Receivable	1,070,930	1,000	2,855	—	(1,074,785)	—
Investment in Subsidiaries	1,941,540	1,688,000	29,831	303,164	(3,962,535)	—
Goodwill	—	1,536,964	200,250	597,545	—	2,334,759
Other	37,909	261,950	10,686	211,330	(114)	521,761

Total Other Assets, Net	3,050,379	3,487,914	243,622	1,112,039	(5,037,434)	2,856,520

Total Assets	$4,140,937	$5,462,083	$586,748	$2,261,663	$(6,093,092)	$6,358,339

Liabilities and Equity
Intercompany Payable	$—	$942,547	$3,310	$109,736	$(1,055,593)	$—
Current Portion of Long-term Debt	—	70,870	—	22,082	(65)	92,887
Total Other Current Liabilities	111,536	469,249	26,836	204,445	—	812,066
Long-term Debt, Net of Current Portion	2,876,317	568,205	183,505	104,089	—	3,732,116
Long-term Notes Payable to Affiliates and Intercompany Payable	1,000	1,066,823	—	6,962	(1,074,785)	—
Other Long-term Liabilities	2,113	417,972	40,102	98,749	(114)	558,822
Commitments and Contingencies (See Note 10)
Total Iron Mountain Incorporated Stockholders' Equity	1,149,971	1,926,417	332,995	1,703,123	(3,962,535)	1,149,971
Noncontrolling Interests	—	—	—	12,477	—	12,477

Total Equity	1,149,971	1,926,417	332,995	1,715,600	(3,962,535)	1,162,448

Total Liabilities and Equity	$4,140,937	$5,462,083	$586,748	$2,261,663	$(6,093,092)	$6,358,339

CONSOLIDATED BALANCE SHEETS (Continued)

	December 31, 2013
	Parent	Guarantors	Canada Company	Non- Guarantors	Eliminations	Consolidated
Assets
Current Assets:
Cash and Cash Equivalents	$1,243	$10,366	$1,094	$107,823	$—	$120,526
Restricted Cash	33,860	—	—	—	—	33,860
Accounts Receivable	—	358,118	38,928	219,751	—	616,797
Intercompany Receivable	761,501	—	1,607	—	(763,108)	—
Other Current Assets	1,120	98,717	5,995	56,622	(30)	162,424

Total Current Assets	797,724	467,201	47,624	384,196	(763,138)	933,607
Property, Plant and Equipment, Net	1,019	1,569,248	172,246	835,747	—	2,578,260
Other Assets, Net:
Long-term Notes Receivable from Affiliates and Intercompany Receivable	1,775,570	1,000	2,672	—	(1,779,242)	—
Investment in Subsidiaries	1,570,505	1,313,835	31,130	70,788	(2,986,258)	—
Goodwill	—	1,638,534	187,259	637,559	—	2,463,352
Other	38,862	376,939	11,257	250,842	(114)	677,786

Total Other Assets, Net	3,384,937	3,330,308	232,318	959,189	(4,765,614)	3,141,138

Total Assets	$4,183,680	$5,366,757	$452,188	$2,179,132	$(5,528,752)	$6,653,005

Liabilities and Equity
Intercompany Payable	$—	$581,029	$—	$182,079	$(763,108)	$—
Current Portion of Long-term Debt	—	30,236	—	22,377	(30)	52,583
Total Other Current Liabilities	125,705	530,169	29,513	221,131	—	906,518
Long-term Debt, Net of Current Portion	3,009,597	508,382	289,105	312,055	—	4,119,139
Long-term Notes Payable to Affiliates and Intercompany Payable	1,000	1,772,144	—	6,098	(1,779,242)	—
Other Long-term Liabilities	40	392,545	31,652	92,808	(114)	516,931
Commitments and Contingencies (See Note 10)
Total Iron Mountain Incorporated Stockholders' Equity	1,047,338	1,552,252	101,918	1,332,088	(2,986,258)	1,047,338
Noncontrolling Interests	—	—	—	10,496	—	10,496

Total Equity	1,047,338	1,552,252	101,918	1,342,584	(2,986,258)	1,057,834

Total Liabilities and Equity	$4,183,680	$5,366,757	$452,188	$2,179,132	$(5,528,752)	$6,653,005

CONSOLIDATED STATEMENTS OF OPERATIONS

	Year Ended December 31, 2011
	Parent	Guarantors	Canada Company	Non- Guarantors	Eliminations	Consolidated
Revenues:
Storage Rental	$—	$1,132,743	$126,088	$424,159	$—	$1,682,990
Service	—	833,652	—	498,061	—	1,331,713

Total Revenues	—	1,966,395	126,088	922,220	—	3,014,703
Operating Expenses:
Cost of Sales (Excluding Depreciation and Amortization)	2,000	760,300	27,220	455,680	—	1,245,200
Selling, General and Administrative	(1,885)	548,848	19,505	268,123	—	834,591
Depreciation and Amortization	457	192,551	12,751	113,740	—	319,499
Intangible Impairments	—	—	—	46,500	—	46,500
(Gain) Loss on Disposal/Write-down of Property, Plant and Equipment, Net	—	(1,120)	(3,512)	2,346	—	(2,286)

Total Operating Expenses	572	1,500,579	55,964	886,389	—	2,443,504

Operating (Loss) Income	(572)	465,816	70,124	35,831	—	571,199
Interest Expense (Income), Net	173,738	(24,055)	37,578	17,995	—	205,256
Other (Income) Expense, Net	(3,944)	7,561	314	9,112	—	13,043

(Loss) Income from Continuing Operations
Before Provision (Benefit) for Income Taxes	(170,366)	482,310	32,232	8,724	—	352,900
Provision (Benefit) for Income Taxes	—	86,139	14,266	6,083	—	106,488
Equity in the (Earnings) Losses of Subsidiaries, Net of Tax	(565,904)	18,569	(8,994)	(17,966)	574,295	—

Income (Loss) from Continuing Operations	395,538	377,602	26,960	20,607	(574,295)	246,412
(Loss) Income from Discontinued Operations, Net of Tax	—	(17,350)	—	(30,089)	—	(47,439)
Gain (Loss) on Sale of Discontinued Operations, Net of Tax	—	198,735	—	1,884	—	200,619

Net Income (Loss)	395,538	558,987	26,960	(7,598)	(574,295)	399,592
Less: Net Income (Loss) Attributable to Noncontrolling Interests	—	—	—	4,054	—	4,054

Net Income (Loss) Attributable to Iron Mountain Incorporated	$395,538	$558,987	$26,960	$(11,652)	$(574,295)	$395,538

Net Income (Loss)	$395,538	$558,987	$26,960	$(7,598)	$(574,295)	$399,592
Other Comprehensive Income (Loss):
Foreign Currency Translation Adjustments	5,412	(97)	(5,852)	(32,079)	—	(32,616)
Equity in Other Comprehensive (Loss) Income of Subsidiaries	(37,097)	(36,443)	—	(5,852)	79,392	—

Total Other Comprehensive (Loss) Income	(31,685)	(36,540)	(5,852)	(37,931)	79,392	(32,616)

Comprehensive Income (Loss)	363,853	522,447	21,108	(45,529)	(494,903)	366,976
Comprehensive Income (Loss) Attributable to Noncontrolling Interests	—	—	—	3,123	—	3,123

Comprehensive Income (Loss) Attributable to Iron Mountain Incorporated	$363,853	$522,447	$21,108	$(48,652)	$(494,903)	$363,853

CONSOLIDATED STATEMENTS OF OPERATIONS (Continued)

	Year Ended December 31, 2012
	Parent	Guarantors	Canada Company	Non- Guarantors	Eliminations	Consolidated
Revenues:
Storage Rental	$—	$1,156,681	$130,825	$445,632	$—	$1,733,138
Service	—	784,068	—	488,049	—	1,272,117

Total Revenues	—	1,940,749	130,825	933,681	—	3,005,255
Operating Expenses:
Cost of Sales (Excluding Depreciation and Amortization)	—	761,092	27,881	488,140	—	1,277,113
Selling, General and Administrative	220	591,092	17,741	241,318	—	850,371
Depreciation and Amortization	320	192,304	12,797	110,923	—	316,344
(Gain) Loss on Disposal/Write-down of Property, Plant and Equipment, Net	—	(966)	84	5,282	—	4,400

Total Operating Expenses	540	1,543,522	58,503	845,663	—	2,448,228

Operating (Loss) Income	(540)	397,227	72,322	88,018	—	557,027
Interest Expense (Income), Net	196,423	(17,117)	36,114	27,179	—	242,599
Other Expense (Income), Net	32,161	(3,842)	(37)	(12,220)	—	16,062

(Loss) Income from Continuing Operations Before Provision (Benefit) for Income Taxes	(229,124)	418,186	36,245	73,059	—	298,366
Provision (Benefit) for Income Taxes	—	86,549	12,768	15,556	—	114,873
Equity in the (Earnings) Losses of Subsidiaries, Net of Tax	(400,832)	(73,625)	(5,273)	(23,477)	503,207	—

Income (Loss) from Continuing Operations	171,708	405,262	28,750	80,980	(503,207)	183,493
Income (Loss) from Discontinued Operations, Net of Tax	—	430	—	(7,204)	—	(6,774)
(Loss) Gain on Sale of Discontinued Operations, Net of Tax	—	—	—	(1,885)	—	(1,885)

Net Income (Loss)	171,708	405,692	28,750	71,891	(503,207)	174,834
Less: Net Income (Loss) Attributable to Noncontrolling Interests	—	—	—	3,126	—	3,126

Net Income (Loss) Attributable to Iron Mountain Incorporated	$171,708	$405,692	$28,750	$68,765	$(503,207)	$171,708

Net Income (Loss)	$171,708	$405,692	$28,750	$71,891	$(503,207)	$174,834
Other Comprehensive Income (Loss):
Foreign Currency Translation Adjustments	(2,668)	(212)	8,012	18,054	—	23,186
Equity in Other Comprehensive Income (Loss) of Subsidiaries	25,185	25,421	—	8,012	(58,618)	—

Total Other Comprehensive Income (Loss)	22,517	25,209	8,012	26,066	(58,618)	23,186

Comprehensive Income (Loss)	194,225	430,901	36,762	97,957	(561,825)	198,020
Comprehensive Income (Loss) Attributable to Noncontrolling Interests	—	—	—	3,795	—	3,795

Comprehensive Income (Loss) Attributable to Iron Mountain Incorporated	$194,225	$430,901	$36,762	$94,162	$(561,825)	$194,225

CONSOLIDATED STATEMENTS OF OPERATIONS (Continued)

	Year Ended December 31, 2013
	Parent	Guarantors	Canada Company	Non- Guarantors	Eliminations	Consolidated
Revenues:
Storage Rental	$—	$1,174,978	$129,987	$479,756	$—	$1,784,721
Service	—	755,390	35,119	450,693	—	1,241,202
Intercompany Service	—	—	—	32,810	(32,810)	—

Total Revenues	—	1,930,368	165,106	963,259	(32,810)	3,025,923
Operating Expenses:
Cost of Sales (Excluding Depreciation and Amortization)	—	771,271	27,354	490,253	—	1,288,878
Intercompany Service Cost of Sales	—	—	32,810	—	(32,810)	—
Selling, General and Administrative	227	655,052	15,792	252,960	—	924,031
Depreciation and Amortization	319	195,794	12,383	113,541	—	322,037
Loss (Gain) on Disposal/Write-down of Property, Plant and Equipment, Net	5	(100)	21	(1,343)	—	(1,417)

Total Operating Expenses	551	1,622,017	88,360	855,411	(32,810)	2,533,529

Operating (Loss) Income	(551)	308,351	76,746	107,848	—	492,394
Interest Expense (Income), Net	206,682	(19,731)	40,537	26,686	—	254,174
Other Expense (Income), Net	54,144	1,283	5,410	14,365	—	75,202

(Loss) Income from Continuing Operations
Before Provision (Benefit) for Income Taxes	(261,377)	326,799	30,799	66,797	—	163,018
(Benefit) Provision for Income Taxes	(16)	34,267	12,361	16,445	—	63,057
Equity in the (Earnings) Losses of Subsidiaries, Net of Tax	(358,623)	(63,775)	(5,681)	(18,438)	446,517	—

Income (Loss) from Continuing Operations	97,262	356,307	24,119	68,790	(446,517)	99,961
Income (Loss) from Discontinued Operations, Net of Tax	—	(529)	—	1,360	—	831

Net Income (Loss)	97,262	355,778	24,119	70,150	(446,517)	100,792
Less: Net Income (Loss) Attributable to Noncontrolling Interests	—	—	—	3,530	—	3,530

Net Income (Loss) Attributable to Iron Mountain Incorporated	$97,262	$355,778	$24,119	$66,620	$(446,517)	$97,262

Net Income (Loss)	$97,262	$355,778	$24,119	$70,150	$(446,517)	$100,792
Other Comprehensive Income (Loss):
Foreign Currency Translation Adjustments	(3,237)	1,177	(11,096)	(18,376)	—	(31,532)
Market Value Adjustments for Securities, Net of Tax	—	926	—	—	—	926
Equity in Other Comprehensive Income (Loss) of Subsidiaries	(25,737)	(26,862)	(4,037)	(11,096)	67,732	—

Total Other Comprehensive (Loss) Income	(28,974)	(24,759)	(15,133)	(29,472)	67,732	(30,606)

Comprehensive Income (Loss)	68,288	331,019	8,986	40,678	(378,785)	70,186
Comprehensive Income (Loss) Attributable to Noncontrolling Interests	—	—	—	1,898	—	1,898

Comprehensive Income (Loss) Attributable to Iron Mountain Incorporated	$68,288	$331,019	$8,986	$38,780	$(378,785)	$68,288

CONSOLIDATED STATEMENTS OF CASH FLOWS

	Year Ended December 31, 2011
	Parent	Guarantors	Canada Company	Non- Guarantors	Eliminations	Consolidated
Cash Flows from Operating Activities:
Cash Flows from Operating Activities—Continuing Operations	$(162,478)	$698,033	$30,871	$97,088	$—	$663,514
Cash Flows from Operating Activities—Discontinued Operations	—	(47,166)	—	(910)	—	(48,076)

Cash Flows from Operating Activities	(162,478)	650,867	30,871	96,178	—	615,438
Cash Flows from Investing Activities:
Capital expenditures	—	(114,768)	(13,001)	(81,386)	—	(209,155)
Cash paid for acquisitions, net of cash acquired	—	(5,378)	(58)	(69,810)	—	(75,246)
Intercompany loans to subsidiaries	1,469,788	(79,808)	—	—	(1,389,980)	—
Investment in subsidiaries	(12,595)	(12,595)	—	—	25,190	—
Investment in restricted cash	(5)	—	—	—	—	(5)
Additions to customer relationship and acquisition costs	—	(15,700)	(462)	(5,541)	—	(21,703)
Investment in joint ventures	—	—	—	(335)	—	(335)
Proceeds from sales of property and equipment and other, net	—	363	4,568	(700)	—	4,231

Cash Flows from Investing Activities—Continuing Operations	1,457,188	(227,886)	(8,953)	(157,772)	(1,364,790)	(302,213)
Cash Flows from Investing Activities—Discontinued Operations	—	371,365	—	9,356	—	380,721

Cash Flows from Investing Activities	1,457,188	143,479	(8,953)	(148,416)	(1,364,790)	78,508
Cash Flows from Financing Activities:
Repayment of revolving credit and term loan facilities and other debt	(396,200)	(1,458,628)	(87,888)	(74,458)	—	(2,017,174)
Proceeds from revolving credit and term loan facilities and other debt	—	2,014,500	89,838	66,641	—	2,170,979
Early retirement of senior subordinated notes	(231,255)	—	—	—	—	(231,255)
Net proceeds from sales of senior subordinated notes	394,000	—	—	—	—	394,000
Debt financing (repayment to) and equity contribution from (distribution to) noncontrolling interests, net	—	—	—	698	—	698
Intercompany loans from parent	—	(1,465,465)	12,439	63,046	1,389,980	—
Equity contribution from parent	—	12,595	—	12,595	(25,190)	—
Stock repurchases	(984,953)	—	—	—	—	(984,953)
Parent cash dividends	(172,616)	—	—	—	—	(172,616)
Proceeds from exercise of stock options and employee stock purchase plan	85,742	—	—	—	—	85,742
Excess tax benefits from stock-based compensation	919	—	—	—	—	919
Payment of debt financing costs	(828)	(8,182)	—	—	—	(9,010)

Cash Flows from Financing Activities—Continuing Operations	(1,305,191)	(905,180)	14,389	68,522	1,364,790	(762,670)
Cash Flows from Financing Activities—Discontinued Operations	—	—	—	(1,138)	—	(1,138)

Cash Flows from Financing Activities	(1,305,191)	(905,180)	14,389	67,384	1,364,790	(763,808)
Effect of exchange rates on cash and cash equivalents	—	—	(4,080)	(4,906)	—	(8,986)

(Decrease) Increase in cash and cash equivalents	(10,481)	(110,834)	32,227	10,240	—	(78,848)
Cash and cash equivalents, beginning of period	13,909	121,584	37,718	85,482	—	258,693

Cash and cash equivalents, end of period	$3,428	$10,750	$69,945	$95,722	$—	$179,845

CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)

	Year Ended December 31, 2012
	Parent	Guarantors	Canada Company	Non- Guarantors	Eliminations	Consolidated
Cash Flows from Operating Activities:
Cash Flows from Investing Activities—Continued Operations	$(195,478)	$496,542	$37,299	$105,289	$—	$443,652
Cash Flows from Investing Activities—Discontinued Operations	—	(8,814)	—	(2,102)	—	(10,916)

Cash Flows from Operating Activities	(195,478)	487,728	37,299	103,187	—	432,736
Cash Flows from Investing Activities:
Capital expenditures	—	(134,852)	(8,454)	(97,377)	—	(240,683)
Cash paid for acquisitions, net of cash acquired	—	(28,126)	—	(97,008)	—	(125,134)
Intercompany loans to subsidiaries	88,376	(110,142)	—	—	21,766	—
Investment in subsidiaries	(37,572)	(37,572)	—	—	75,144	—
Investment in restricted cash	1,498	—	—	—	—	1,498
Additions to customer relationship and acquisition costs	—	(23,543)	(2,132)	(3,197)	—	(28,872)
Investment in joint ventures	(2,330)	—	—	—	—	(2,330)
Proceeds from sales of property and equipment and other, net	—	(1,739)	5	3,191	—	1,457

Cash Flows from Investing Activities—Continuing Operations	49,972	(335,974)	(10,581)	(194,391)	96,910	(394,064)
Cash Flows from Investing Activities—Discontinued Operations	—	(1,982)	—	(4,154)	—	(6,136)

Cash Flows from Investing Activities	49,972	(337,956)	(10,581)	(198,545)	96,910	(400,200)
Cash Flows from Financing Activities:
Repayment of revolving credit and term loan facilities and other debt	—	(2,774,070)	(58)	(70,565)	—	(2,844,693)
Proceeds from revolving credit and term loan facilities and other debt	—	2,680,107	—	51,078	—	2,731,185
Early retirement of senior subordinated notes	(525,834)	—	—	—	—	(525,834)
Net proceeds from sales of senior subordinated notes	985,000	—	—	—	—	985,000
Debt financing (repayment to) and equity contribution from (distribution to) noncontrolling interests, net	—	—	—	480	—	480
Intercompany loans from parent	—	(89,878)	4,861	106,783	(21,766)	—
Equity contribution from parent	—	37,572	—	37,572	(75,144)	—
Stock repurchases	(38,052)	—	—	—	—	(38,052)
Parent cash dividends	(318,845)	—	—	—	—	(318,845)
Proceeds from exercise of stock options and employee stock purchase plan	40,244	—	—	—	—	40,244
Excess tax benefits from stock-based compensation	1,045	—	—	—	—	1,045
Payment of debt finacing costs	(1,480)	(781)	—	—	—	(2,261)

Cash Flows from Financing Activities—Continuing Operations	142,078	(147,050)	4,803	125,348	(96,910)	28,269
Cash Flows from Financing Activities—Discontinued Operations	—	—	—	(39)	—	(39)

Cash Flows from Financing Activities	142,078	(147,050)	4,803	125,309	(96,910)	28,230
Effect of exchange rates on cash and cash equivalents	—	—	1,880	924	—	2,804

(Decrease) Increase in cash and cash equivalents	(3,428)	2,722	33,401	30,875	—	63,570
Cash and cash equivalents, beginning of period	3,428	10,750	69,945	95,722	—	179,845

Cash and cash equivalents, end of period	$—	$13,472	$103,346	$126,597	$—	$243,415

CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)

	Year Ended December 31, 2013
	Parent	Guarantors	Canada Company	Non- Guarantors	Eliminations	Consolidated
Cash Flows from Operating Activities:
Cash Flows from Investing Activities—Continued Operations	$(195,786)	$528,011	$28,580	$145,788	$—	$506,593
Cash Flows from Investing Activities—Discontinued Operations	—	(129)	—	1,082	—	953

Cash Flows from Operating Activities	(195,786)	527,882	28,580	146,870	—	507,546
Cash Flows from Investing Activities:
Capital expenditures	—	(180,047)	(6,534)	(100,714)	—	(287,295)
Cash paid for acquisitions, net of cash acquired	—	(212,042)	—	(105,058)	—	(317,100)
Intercompany loans to subsidiaries	387,299	398,299	—	—	(785,598)	—
Investment in subsidiaries	(63,149)	(63,149)	—	—	126,298	—
Investment in restricted cash	(248)	—	—	—	—	(248)
Additions to customer relationship and acquisition costs	—	(18,083)	(498)	(11,610)	—	(30,191)
Proceeds from sales of property and equipment and other, net	—	54	(3,175)	5,205	—	2,084

Cash Flows from Investing Activities—Continuing Operations	323,902	(74,968)	(10,207)	(212,177)	(659,300)	(632,750)
Cash Flows from Investing Activities—Discontinued Operations	—	(4,937)	—	—	—	(4,937)

Cash Flows from Investing Activities	323,902	(79,905)	(10,207)	(212,177)	(659,300)	(637,687)
Cash Flows from Financing Activities:
Repayment of revolving credit and term loan facilities and other debt	—	(5,077,356)	(341,336)	(107,980)	—	(5,526,672)
Proceeds from revolving credit and term loan facilities and other debt	—	4,948,691	438,188	274,871	—	5,661,750
Early retirement of senior subordinated notes	(514,239)	—	(170,895)	—	—	(685,134)
Net proceeds from sales of senior notes	591,000	—	191,307	—	—	782,307
Debt financing (repayment to) and equity contribution from (distribution to) noncontrolling interests, net	(14,852)	—	—	(3,384)	—	(18,236)
Intercompany loans from parent	—	(379,910)	(232,436)	(173,252)	785,598	—
Equity contribution from parent	—	63,149	—	63,149	(126,298)	—
Parent cash dividends	(206,798)	—	—	—	—	(206,798)
Proceeds from exercise of stock options and employee stock purchase plan	17,664	—	—	—	—	17,664
Excess tax benefits from stock-based compensation	2,389	—	—	—	—	2,389
Payment of debt finacing costs	(2,037)	(5,657)	(750)	(262)	—	(8,706)

Cash Flows from Financing Activities—Continuing Operations	(126,873)	(451,083)	(115,922)	53,142	659,300	18,564
Cash Flows from Financing Activities—Discontinued Operations	—	—	—	—	—	—

Cash Flows from Financing Activities	(126,873)	(451,083)	(115,922)	53,142	659,300	18,564
Effect of exchange rates on cash and cash equivalents	—	—	(4,703)	(6,609)	—	(11,312)

Increase (Decrease) in cash and cash equivalents	1,243	(3,106)	(102,252)	(18,774)	—	(122,889)
Cash and cash equivalents, beginning of period	—	13,472	103,346	126,597	—	243,415

Cash and cash equivalents, end of period	$1,243	$10,366	$1,094	$107,823	$—	$120,526